Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of related party [Abstract]
Short-term employee compensation and benefits	$ 3,514,527	$ 3,786,667	$ 2,680,621
Termination benefits	495,175	0	0
Share-based payments	1,757,723	1,123,408	1,067,195
Compensation of key management personnel	$ 5,767,425	$ 4,910,075	$ 3,747,816